Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2025
Cash Flow Reconciliations
Cash Flow Reconciliations

18. Cash Flow Reconciliations

The reconciliations of the Partnership’s financing activities for the three years ended December 31, 2025 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2023				921,946
Borrowings drawdowns	—	50,000	—	50,000
Borrowings repayments (Note 7)	(217,070)	(764,080)	—	(981,150)
Additions in deferred loan issuance costs	359	(19)	(14)	326
Amortization and write-off of deferred loan issuance costs (Note 13)	—	8,878	—	8,878
December 31, 2023				—
Additions in deferred loan issuance costs	(33)	33	—	—
December 31, 2024				—
December 31, 2025				—

A reconciliation of net derivative assets arising from financing activities is as follows:

		Non-cash	Net derivative
	Cash flows	items	assets
January 1, 2023			3,576
Proceeds from interest rate swaps termination (Note 17)	(3,488)	—	(3,488)
Unrealized loss on interest rate swaps held for trading (Note 17)	—	(88)	(88)
December 31, 2023			—
December 31, 2024			—
December 31, 2025			—

A reconciliation of lease liabilities arising from financing activities is as follows:

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2023			62,569
Additions	—	54,442	54,442
Interest expense on leases (Note 13)	—	3,785	3,785
Payments for interest	(3,785)	—	(3,785)
Principal elements of lease payments	(23,103)	—	(23,103)
December 31, 2023			93,908
Additions	—	47,548	47,548
Interest expense on leases (Note 13)	—	4,662	4,662
Payments for interest	(4,662)	—	(4,662)
Principal elements of lease payments	(33,863)	—	(33,863)
December 31, 2024			107,593
Additions	—	98	98
Interest expense on leases (Note 13)	—	4,946	4,946
Payments for interest	(4,946)	—	(4,946)
Principal elements of lease payments	(42,779)	—	(42,779)
December 31, 2025			64,912